(Loss) Earnings Per Share (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Numerator:
Net (loss) income attributable to Cheetah Mobile Inc.	¥ (351,126)	$ (55,101)	¥ 416,732	¥ (313,977)
Accretion of redeemable noncontrolling interests | ¥			0	(29,865)
Dilution effect arising from dividends declared on share awards of consolidated subsidiaries | ¥			(10,669)	(326)
Net (loss) income attributable to Cheetah Mobile Inc. after accretion of redeemable noncontrolling interests and dilution effect arising from share-based awards issued by subsidiaries | ¥			¥ 406,063	¥ (344,168)
Denominator:
Weighted average number of ordinary shares outstanding	1,430,052,602	1,430,052,602	1,402,509,386	1,369,041,418
(Loss) earnings per share—basic | ¥ / shares			¥ 0.2895	¥ (0.2514)
Weighted average ordinary shares outstanding	1,430,052,602	1,430,052,602	1,402,509,386	1,369,041,418
Dilutive effect of Share-based awards			18,558,520	0
Conversion of Class B into Class A ordinary shares			0
Denominator used for (loss) earnings per share	1,430,052,602	1,430,052,602	1,421,067,906	1,369,041,418
(Loss) earnings per share—diluted | ¥ / shares			¥ 0.2857	¥ (0.2514)
Numerator:
Net (loss) income attributable to Cheetah Mobile Inc. after accretion of redeemable noncontrolling interests and dilution effect arising from share-based awards issued by subsidiaries | ¥			¥ 406,063	¥ (344,168)
Net (loss) income attributable to ordinary shareholders | ¥			¥ 406,063	¥ (344,168)
ADS
Denominator:
Weighted average number of ordinary shares outstanding			140,250,939	136,904,142
(Loss) earnings per share—basic | ¥ / shares			¥ 2.8953	¥ (2.514)
Weighted average ordinary shares outstanding			140,250,939	136,904,142
Denominator used for (loss) earnings per share			142,106,791	136,904,142
(Loss) earnings per share—diluted | ¥ / shares			¥ 2.8575	¥ (2.514)
Common Class A [Member]
Numerator:
Net (loss) income attributable to Cheetah Mobile Inc.	¥ (118,975)	$ (18,670)
Dilution effect arising from dividends declared on share awards of consolidated subsidiaries	(681)	(107)
Net (loss) income attributable to Cheetah Mobile Inc. after accretion of redeemable noncontrolling interests and dilution effect arising from share-based awards issued by subsidiaries	¥ (119,656)	$ (18,777)
Denominator:
Weighted average number of ordinary shares outstanding	484,555,775	484,555,775
(Loss) earnings per share—basic | (per share)	¥ (0.2469)	$ (0.0388)
Weighted average ordinary shares outstanding	484,555,775	484,555,775
Dilutive effect of Share-based awards	0	0
Conversion of Class B into Class A ordinary shares	945,496,827	945,496,827
Denominator used for (loss) earnings per share	1,430,052,602	1,430,052,602
(Loss) earnings per share—diluted | (per share)	¥ (0.2469)	$ (0.0388)
Numerator:
Net (loss) income attributable to Cheetah Mobile Inc. after accretion of redeemable noncontrolling interests and dilution effect arising from share-based awards issued by subsidiaries	¥ (119,656)	$ (18,777)
Reallocation of net income as a result of conversion of Class B into Class A ordinary shares	(233,479)	(36,638)
Net (loss) income attributable to ordinary shareholders	¥ (353,135)	$ (55,415)
Common Class A [Member] | ADS
Denominator:
Weighted average number of ordinary shares outstanding	48,455,578	48,455,578
(Loss) earnings per share—basic | (per share)	¥ (2.4694)	$ (0.3875)
Weighted average ordinary shares outstanding	48,455,578	48,455,578
Denominator used for (loss) earnings per share	143,005,260	143,005,260
(Loss) earnings per share—diluted | (per share)	¥ (2.4694)	$ (0.3875)
Common Class B [Member]
Numerator:
Net (loss) income attributable to Cheetah Mobile Inc.	¥ (232,151)	$ (36,430)
Dilution effect arising from dividends declared on share awards of consolidated subsidiaries	(1,328)	(208)
Net (loss) income attributable to Cheetah Mobile Inc. after accretion of redeemable noncontrolling interests and dilution effect arising from share-based awards issued by subsidiaries	¥ (233,479)	$ (36,638)
Denominator:
Weighted average number of ordinary shares outstanding	945,496,827	945,496,827
(Loss) earnings per share—basic | (per share)	¥ (0.2469)	$ (0.0388)
Weighted average ordinary shares outstanding	945,496,827	945,496,827
Dilutive effect of Share-based awards	0	0
Denominator used for (loss) earnings per share	945,496,827	945,496,827
(Loss) earnings per share—diluted | (per share)	¥ (0.2469)	$ (0.0388)
Numerator:
Net (loss) income attributable to Cheetah Mobile Inc. after accretion of redeemable noncontrolling interests and dilution effect arising from share-based awards issued by subsidiaries	¥ (233,479)	$ (36,638)
Net (loss) income attributable to ordinary shareholders	¥ (233,479)	$ (36,638)